Significant and Critical Accounting Policies and Practices - Schedule of Revisions and Corresponding Effects On Consolidated Balance Sheet and Operation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Change in fair value of derivative liabilities						$ (1,829,709)
Net loss	$ (505,272)	$ (1,988,504)	$ (390,889)	$ (3,354,772)	$ (5,732,814)	$ (1,575,361)
Basic	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.05)
Diluted	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.05)
Convertible promissory note - related party, net						$ 1,027,176
Additional paid in capital	19,999,173		19,999,173		19,960,893	19,664,619
Accumulated deficit	(23,712,360)		(23,712,360)		(23,321,471)	(17,588,657)
Interest expense	$ 261,001	$ 92,776	$ 429,894	$ 176,674	$ 395,102	26,481
Previously Reported [Member]
Change in fair value of derivative liabilities		(238,069)		1,645,372		(1,829,709)
Net loss		$ (2,226,573)		$ (1,710,043)		$ (8,448,886)
Basic		$ (0.03)		$ (0.03)		$ (0.16)
Diluted		$ (0.03)		$ (0.03)
Convertible promissory note - related party, net						$ 1,456
Derivative liabilities - related party						6,498,737
Additional paid in capital						21,132,386
Accumulated deficit						(24,529,440)
Interest expense						(26,676)
Derivative expense						(5,110,879)
Revisions [Member]
Change in fair value of derivative liabilities		$ 238,069		$ (1,645,372)		1,829,709
Net loss		$ 238,069		$ (1,645,372)		$ 6,940,783
Basic		$ (0.00)		$ (0.02)		$ (0.13)
Diluted		$ (0.00)		$ (0.02)
Convertible promissory note - related party, net						$ 1,025,720
Derivative liabilities - related party						(6,498,737)
Additional paid in capital						(1,467,767)
Accumulated deficit						6,940,783
Interest expense						195
Derivative expense						5,110,879
Revised Reported [Member]
Change in fair value of derivative liabilities
Net loss		$ (1,988,654)		$ (3,355,415)		$ (1,508,103)
Basic		$ (0.02)		$ (0.05)		$ (0.03)
Diluted		$ (0.02)		$ (0.05)
Convertible promissory note - related party, net						$ 1,027,176
Derivative liabilities - related party
Additional paid in capital						19,664,619
Accumulated deficit						(17,588,657)
Interest expense						(26,481)
Derivative expense